Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable
	December 31,	December 31,
	2020	2019
Trade receivables	$804,059	$1,297,792
Other receivables	161,489	86,523
	965,548	1,384,315
Allowance for doubtful accounts	-	-
Net accounts receivable	965,548	1,384,315